UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES C FUND

FORM N-Q
JULY 31, 2009

SMASh Series C Fund

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 79.8%
CONSUMER DISCRETIONARY — 7.0%
Media — 5.9%
$ 400,000	Comcast Corp., 6.400% due 5/15/38	$429,064
290,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	350,684
	Time Warner Cable Inc.:
640,000	5.850% due 5/1/17	673,410
340,000	Debenture, 7.300% due 7/1/38	391,337
500,000	WPP Finance UK, Senior Notes, 8.000% due 9/15/14	533,596
	Total Media	2,378,091
Multiline Retail — 1.1%
450,000	Federated Retail Holdings Inc., 5.350% due 3/15/12	441,601
	TOTAL CONSUMER DISCRETIONARY	2,819,692
CONSUMER STAPLES — 3.9%
Food & Staples Retailing — 2.4%
25,502	CVS Corp., 5.789% due 1/10/26 (a)	21,844
397,638	CVS Pass-Through Trust, Secured Notes, 6.943% due 1/10/30	386,679
510,000	Wal-Mart Stores Inc., Notes, 5.800% due 2/15/18	564,005
	Total Food & Staples Retailing	972,528
Tobacco — 1.5%
600,000	Reynolds American Inc., 6.750% due 6/15/17	604,256
	TOTAL CONSUMER STAPLES	1,576,784
ENERGY — 15.8%
Energy Equipment & Services — 3.6%
800,000	Baker Hughes Inc., Senior Notes, 7.500% due 11/15/18	945,305
500,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	528,134
	Total Energy Equipment & Services	1,473,439
Oil, Gas & Consumable Fuels — 12.2%
115,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	124,122
500,000	ConocoPhillips, Notes, 6.500% due 2/1/39	571,345
650,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)	524,875
170,000	Hess Corp., Notes, 8.125% due 2/15/19	203,796
170,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	160,225
630,000	Kerr-McGee Corp., Notes, 6.950% due 7/1/24	637,239
510,000	Kinder Morgan Energy Partners LP, Medium-Term Notes, 6.950% due 1/15/38	553,937
1,307,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	1,240,629
	XTO Energy Inc., Senior Notes:
450,000	5.650% due 4/1/16	471,999
400,000	6.500% due 12/15/18	445,179
	Total Oil, Gas & Consumable Fuels	4,933,346
	TOTAL ENERGY	6,406,785
FINANCIALS — 32.6%
Capital Markets — 3.5%
750,000	Goldman Sachs Group Inc., Senior Notes, 6.000% due 5/1/14	813,532
1,210,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (a)(b)(c)	163,350
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(d)(e)	32
	Lehman Brothers Holdings Inc.:
	Medium-Term Notes:
180,000	6.750% due 12/28/17 (b)	18
230,000	Senior Notes, 6.200% due 9/26/14 (b)	40,825
465,000	Subordinated Notes, 6.500% due 7/19/17 (b)	46

See Notes to Schedule of Investments.

SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value
Capital Markets — 3.5% (continued)
$ 400,000	Morgan Stanley, Medium-Term Notes, 6.625% due 4/1/18	$426,415
	Total Capital Markets	1,444,218
Commercial Banks — 8.7%
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(d)(e)	15,306
420,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19 (a)(d)(e)	490,599
200,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15 (a)(d)(e)	146,157
780,000	RSHB Capital, Loan Participation Notes, Senior Secured Notes, 6.299% due 5/15/17 (a)	705,900
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(d)(e)	129,741
500,000	SunTrust Bank, 7.250% due 3/15/18	500,703
590,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (e)	379,864
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	239,143
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	398,090
500,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (d)(e)	509,177
	Total Commercial Banks	3,514,680
Consumer Finance — 5.9%
220,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	103,722
	American Express Co.:
800,000	Notes, 7.000% due 3/19/18	822,467
440,000	Subordinated Debentures, 6.800% due 9/1/66 (e)	321,613
160,000	Caterpillar Financial Services Corp., Senior Notes, 6.200% due 9/30/13	170,770
	GMAC LLC:
770,000	Notes, 2.200% due 12/19/12	772,910
71,000	Senior Notes, 7.500% due 12/31/13 (a)	61,060
43,000	Subordinated Notes, 8.000% due 12/31/18 (a)	33,110
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13	21,094
170,000	5.625% due 8/1/33	87,947
	Total Consumer Finance	2,394,693
Diversified Financial Services — 10.4%
160,000	Bank of America Corp., 5.375% due 8/15/11	165,360
	Citigroup Inc.:
200,000	6.000% due 8/15/17	183,353
	Notes:
120,000	6.500% due 8/19/13	122,386
800,000	6.875% due 3/5/38	708,689
180,000	Senior Notes, 8.500% due 5/22/19	191,969
420,000	Subordinated Notes, 5.000% due 9/15/14	376,305
	General Electric Capital Corp.:
	Senior Notes:
500,000	5.900% due 5/13/14	532,307
500,000	5.625% due 5/1/18	505,538
500,000	Subordinated Debentures, 6.375% due 11/15/67 (e)	355,329
550,000	JPMorgan Chase & Co., Subordinated Notes, 6.125% due 6/27/17	574,054
	TNK-BP Finance SA, Senior Notes:
345,000	7.500% due 7/18/16 (a)	323,438
100,000	7.500% due 7/18/16 (a)	92,750
100,000	6.625% due 3/20/17 (a)	86,500
	Total Diversified Financial Services	4,217,978
Insurance — 2.3%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	511,674

See Notes to Schedule of Investments.

SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value
Insurance — 2.3% (continued)
$ 480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (e)	$408,890
	Total Insurance	920,564
Thrifts & Mortgage Finance — 1.8%
	Countrywide Financial Corp.:
250,000	Medium-Term Notes, 5.800% due 6/7/12	256,761
505,000	Subordinated Notes, 6.250% due 5/15/16	472,914
	Total Thrifts & Mortgage Finance	729,675
	TOTAL FINANCIALS	13,221,808
HEALTH CARE — 4.7%
Health Care Providers & Services — 2.0%
350,000	Cardinal Health Inc., Senior Bonds, 5.850% due 12/15/17	343,073
490,000	WellPoint Inc., Notes, 5.875% due 6/15/17	490,999
	Total Health Care Providers & Services	834,072
Pharmaceuticals — 2.7%
600,000	GlaxoSmithKline Capital Inc., 5.650% due 5/15/18	652,484
60,000	Roche Holdings Inc., Senior Notes, 6.000% due 3/1/19 (a)	66,663
345,000	Wyeth, Notes, 5.950% due 4/1/37	369,726
	Total Pharmaceuticals	1,088,873
	TOTAL HEALTH CARE	1,922,945
MATERIALS — 4.3%
Chemicals — 1.1%
400,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	440,432
Metals & Mining — 3.2%
400,000	Alcoa Inc., Notes, 6.000% due 7/15/13	397,570
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	924,978
	Total Metals & Mining	1,322,548
	TOTAL MATERIALS	1,762,980
TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 4.8%
500,000	AT&T Inc., 6.300% due 1/15/38	535,115
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	232,248
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	397,650
	Verizon Communications Inc.:
30,000	6.100% due 4/15/18	33,134
	Senior Notes:
60,000	5.500% due 2/15/18	63,660
500,000	8.950% due 3/1/39	690,255
	Total Diversified Telecommunication Services	1,952,062
Wireless Telecommunication Services — 1.6%
200,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	197,406
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	442,612
	Total Wireless Telecommunication Services	640,018
	TOTAL TELECOMMUNICATION SERVICES	2,592,080
UTILITIES — 5.1%
Electric Utilities — 4.1%
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35	214,041
430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	474,279
	Pacific Gas & Electric Co.:
310,000	First Mortgage Bonds, 6.050% due 3/1/34	337,536

See Notes to Schedule of Investments.

SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value
Electric Utilities — 4.1% (continued)
$ 580,000	Senior Notes, 5.625% due 11/30/17	$619,595
	Total Electric Utilities	1,645,451
Independent Power Producers & Energy Traders — 0.1%
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	28,210
Multi-Utilities — 0.9%
350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	377,115
	TOTAL UTILITIES	2,050,776
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $34,299,678)	32,353,850
SOVEREIGN BOND — 1.6%
Russia — 1.6%
627,840	Russian Federation, 7.500% due 3/31/30 (a)
	(Cost — $712,519)	641,025
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.8%
U.S. Government Obligations — 8.8%
	U.S. Treasury Notes:
710,000	2.750% due 2/15/19	667,232
2,990,000	3.125% due 5/15/19	2,898,425
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,614,231)	3,565,657
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $38,626,428)	36,560,532
SHORT-TERM INVESTMENTS — 8.5%
U.S. Government Agencies — 3.1%
	Federal National Mortgage Association (FNMA), Discount Notes:
1,000,000	0.351% due 1/15/10 (f)(g)	998,831
272,000	0.280% - 0.401% due 1/25/10 (f)(g)(h)	271,663
	Total U.S. Government Agencies
	(Cost — $1,269,948)	1,270,494
Repurchase Agreement — 5.4%
2,200,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.100% due
	8/3/09; Proceeds at maturity - $2,200,018; (Fully collateralized by U.S.
	government agency obligation, 2.750% due 3/13/14;
	Market value - $2,244,000) (Cost — $2,200,000)	2,200,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,469,948)	3,470,494
	TOTAL INVESTMENTS — 98.7% (Cost — $42,096,376#)	40,031,026
	Other Assets in Excess of Liabilities — 1.3%	520,076
	TOTAL NET ASSETS — 100.0%	$40,551,102

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 18, 2009 the Fund invested all of its investable assets in SMASh Series C Portfolio (the “Portfolio”). The Board of Trustees approved a change in the investment structure of the Fund. As of close of business April 17, 2009, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a master-feeder investment structure and began investing directly in investment securities.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Investments:
Corporate Bonds & Notes	—	$32,353,850	—	$32,353,850
Sovereign Bond	—	641,025	—	641,025
U.S. Government & Agency Obligations	—	3,565,657	—	3,565,657
Total Long-Term Investments	—	36,560,532	—	36,560,532

Short-Term Investments:
U.S. Government Agencies	—	1,270,494	—	1,270,494
Repurchase Agreement	—	2,200,000	—	2,200,000
Total Short-Term Investments	—	3,470,494	—	3,470,494
Total Investments	—	$40,031,026	—	$40,031,026
Other Financial Instruments:
Futures Contracts	$(65,610)	—	—	(65,610)
Credit Default Swaps on Credit Indices - Sell	—	(196,115)	—	(196,115)
Total Other Financial Instruments	$(65,610)	$(196,115)	—	$(261,725)
Total	$(65,610)	$39,834,911	—	$39,769,301

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the

Notes to Schedule of Investments (unaudited) (continued)

payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation						$1,594,890
Gross unrealized depreciation						(3,660,240)
Net unrealized depreciation						$(2,065,350)

At July 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market		Unrealized
	Contracts	Date	Value	Value		Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	72	9/09	$8,378,640	$ 8,444,250		$(65,610)

At July 31, 2009, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

			PERIODIC
			PAYMENTS		UPFRONT
			RECEIVED		PREMIUMS
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	BY THE	MARKET	PAID/	UNREALIZED
(REFERENCE ENTITY)	AMOUNT(2)	DATE	FUND‡	VALUE(3)	(RECEIVED)	DEPRECIATION
Barclay's Capital Inc. (CDX North America			0.350%
Crossover Index)	$976,000	6/20/12	quarterly	$(32,642)	$(10,364)	$(22,278)
Barclay's Capital Inc. (CDX North America			0.600%
Crossover Index)	4,880,000	12/20/12	quarterly	(163,473)	(103,662)	(59,811)
Net unrealized depreciation on sales of credit default swaps on credit indices						$(82,089)

Notes to Schedule of Investments (unaudited) (continued)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡Percentage shown is an annual percentage rate.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2009.

	Futures Contracts		Swap Contracts
Primary Underlying	Unrealized	Unrealized	Unrealized	Unrealized
Risk Disclosure	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	—	$ (65,610)	—	—	$(65,610)
Credit Contracts	—	—	—	$(82,089)	(82,089)
Total	—	$ (65,610)	—	$(82,089)	$(147,699)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 28, 2009